Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon ETF Trust II
Entity Central Index Key	0002025968
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000253638 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Concentrated Growth ETF
Class Name	BNY Mellon Concentrated Growth ETF
Trading Symbol	BKCG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Concentrated Growth ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Concentrated Growth ETF*	$71	0.66%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 71	[1]
Expense Ratio, Percent	0.66%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s shares returned 15.21% on a net asset value basis and 15.30% on a market price basis.
  In comparison, the S&P 500® Index (the “Index”) returned 21.45% for the same period.
What affected the Fund’s performance?
  U.S. stocks advanced during the reporting period, supported by investor enthusiasm for AI-related investment announcements, tariff negotiations, accommodative central bank policies and strong corporate earnings growth.
  The strongest contributors to the Fund’s performance relative to the Index included allocation effects in real estate, consumer staples and energy, as well as stock selection in real estate.
  Relative performance of the Fund suffered as negative stock selection outweighed a positive allocation effect in information technology. Both allocation and stock selection effects detracted from relative Fund returns in health care and financials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 10/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
	1YR	5YR	10YR
BNY Mellon Concentrated Growth ETF - NAV Return	15.21%	12.89%	12.62%
S&P 500® Index	21.45%	17.64%	14.63%

Performance Inception Date	Mar. 28, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 28, 2025
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/etfliterature.
Net Assets	$ 123,000,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 810,925
Investment Company Portfolio Turnover	14.05%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$123	27	$810,925	14.05%

Holdings [Text Block]
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
* Amount represents less than .1%.

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
On March 28, 2025, BNY Mellon Tax Managed Growth Fund (“Predecessor Fund”), a series of BNY Mellon Investment Funds IV, Inc., was reorganized into the Fund (“Reorganization”). The Fund commenced operations upon completion of the Reorganization and continues the operations of the Predecessor Fund.
This is a summary of certain changes to the Fund since November 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated March 31, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.

Material Fund Change Name [Text Block]
On March 28, 2025, BNY Mellon Tax Managed Growth Fund (“Predecessor Fund”), a series of BNY Mellon Investment Funds IV, Inc., was reorganized into the Fund (“Reorganization”). The Fund commenced operations upon completion of the Reorganization and continues the operations of the Predecessor Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated March 31, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.

Updated Prospectus Phone Number	1-833-383-2696
Updated Prospectus Web Address	bny.com/investments/etfliterature
Accountant Change Statement [Text Block]	Starting March 28, 2025, in connection with the Reorganization noted above, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Predecessor Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II.
Accountant Change Date	Mar. 28, 2025
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
Starting March 28, 2025, in connection with the Reorganization noted above, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Predecessor Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II. There were no disagreements with the former accounting firm during the Predecessor Fund’s fiscal years ended October 31, 2024 and October 31, 2023 and the subsequent interim period through March 28, 2025.

C000253639 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Dynamic Value ETF
Class Name	BNY Mellon Dynamic Value ETF
Trading Symbol	BKDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Dynamic Value ETF (the “Fund”) for the period of November 4, 2024 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]
What were the Fund’s costs for the last period ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Dynamic Value ETF	$63	0.60%*
*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last period ?
  For the period November 1, 2024 (the Fund’s inception) through October 31, 2025, the Fund’s shares returned 12.20% on a net asset value basis and 12.31% on a market price basis.
  In comparison, the Russell 1000® Value Index (the “Index”) returned 11.15% for the same period.
What affected the Fund’s performance?
  U.S. markets advanced during the reporting period, supported by strong corporate earnings and increased capital expenditures spending, as well as Artificial Intelligence (AI) exuberance and expectations for easing monetary policy.
  Strong stock selection in energy, materials and financials bolstered the Fund’s performance relative to the Index.
  Stock selection in health care and communication services, including lack of exposure to the leading AI names, detracted from the Fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform since its inception?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1, 2024 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Value Index on 11/1/2024, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
SINCE INCEPTION (November 1, 2024)
BNY Mellon Dynamic Value ETF - NAV Return	12.20%
Russell 1000® Index (broad-based index)	21.14%
Russell 1000® Value Index	11.15%

Performance Inception Date	Nov. 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/etfliterature.
Net Assets	$ 559,000,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 1,442,210
Investment Company Portfolio Turnover	104.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$559	75	$1,442,210	104.28%

Holdings [Text Block]
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[2]	Annualized.